Legal Reserve and Retained Earnings, and Dividends (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2009
Legal Reserve and Retained Earnings, and Dividends
Dividends to be appropriated as capital surplus, percent	10.00%
Equivalent of common stock for capital surplus, percent	25.00%
Dividends, per share	¥ 3.0
Dividends, amount	¥ 13,553,000,000
Dividends, Cash	¥ 8.0	¥ 3.0